Income Taxes (Schedule of Roll Forward of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance at January 1	$ 41,195	$ 36,030	$ 6,200
Currency transaction income (loss)	(3,295)	(1,316)	2,425
Tax assets acquired through merger			24,535
Income tax expense	5,571	6,481	2,870
Balance at December 31	$ 43,471	$ 41,195	$ 36,030